Personnel expenses	12 Months Ended
Mar. 31, 2026
Personnel Expenses
Personnel expenses

11. Personnel expenses

	March 31,
	2024	2025	2026
Salaries, wages and other short term employee benefits	1,020,823	1,346,103	1,520,615
Contributions to defined contribution plans	54,683	63,661	65,797
Expenses related to defined benefit plans (Refer note 34)	10,490	17,216	46,713
Share based compensation costs (Refer note 30)	229,260	124,787	277,648
Employee welfare expenses	32,959	44,491	78,113
Total	1,348,215	1,596,258	1,988,886